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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:     (800) 338-3383

Date of fiscal year end:     6/30/16

Date of reporting period:     7/1/15 to 6/30/16  .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2016 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT ADVISER

3	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4	PRIME SERIES FINANCIAL HIGHLIGHTS

7	PRIME SERIES FINANCIAL STATEMENTS

12	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

13	GOVERNMENT SERIES FINANCIAL STATEMENTS

16	NOTES TO FINANCIAL STATEMENTS

26	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

29	INFORMATION ABOUT FUND EXPENSES

31	OTHER FUND INFORMATION

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) files its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2016 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT ADVISER (UNAUDITED)

We are pleased to present the Annual Report for PFM Funds (the “Trust”) for the period ended June 30, 2016. Safety of principal and liquidity remain our top priorities when managing the Trust’s Prime Series and Government Series (each a “Fund” and, collectively, the “Funds”). Despite a continued low-interest-rate environment, the Funds continue to generate relatively competitive yields.

Economic Update

Overall, the U.S. economy grew moderately over the past year, while decelerating in the first months of 2016. As compared to other areas of the developed world (such as Europe and Japan) that struggled with stagnation, U.S. gross domestic product (“GDP”) expanded at a decent pace in 2015, propelled largely by consumer spending. GDP growth slowed markedly in the first quarter of 2016, with a sluggish expansion at an annual rate of 1.1%, following the pattern of first-quarter slowdowns over the last few years, but also attributable to anemic business investment and a strong dollar that has led to a rise in imports and a decline in exports. Nonetheless, the U.S. labor market continues to do well, and although the pace of new job creation has slowed recently, the unemployment rate fell from 5.5% in May 2015 to 4.9% in June 2016.

Global growth concerns precipitated by slowdown of the Chinese economy, and the sharp decline in commodity prices led by oil, played a significant role in the global economy—strengthening the dollar while dampening inflation in the U.S. However, based on the recent recovery of oil prices, it appears that the short-term supply/demand dynamics could be approaching an equilibrium state.

The most significant economic development of 2016 so far has been the unexpected result of the United Kingdom’s (“UK’s”) referendum in favor of Brexit (a British exit), where a majority of UK voters agreed that their country should leave the European Union (“EU”). As it will likely take at least two years before the departure takes place, it is too early to determine the long-term impact on the global economy. The most direct impact could be a disruption in trade between the UK and EU, which may lead to a slowdown in both economies. Because of the decline in the value of the British pound and the euro, a slowdown in Europe could spill over to the U.S. economy by reducing exports, but the impact is expected to be modest. The global impact could be even greater if other countries attempt to follow the UK’s lead in leaving the EU.

Interest Rates

The Federal Open Market Committee (“FOMC”) raised the federal funds target rate by 25 basis points (0.25%) at its December 2015 meeting, ending its seven-year “zero interest rate policy.” In doing so, the FOMC stressed its intention to normalize rates at a gradual pace. The move was triggered by a consistently strong labor market in 2015 that brought the unemployment rate below the Federal Reserve’s (“Fed’s”) target range (5.2%-5.5%). Rising wage growth led to improved expectations of future inflation that also contributed to the Fed rate hike. However, the rise in interest rates across the yield curve coincident with the rate hike was almost entirely reversed over the first quarter of 2016 due to widespread global economic concerns and a steep decline in commodity prices. Brexit put further downward pressure on yields around the world, causing the 10-year U.S. Treasury to hit an all-time low below 1.4%. It also caused significant flattening of the yield curve, and reduced the probability of a Fed rate hike for the remainder of 2016. Central banks around the world, some of which (including Europe and Japan) already have a negative interest policy in

PFM Funds Annual Report | June 30, 2016     1

effect, have expressed their willingness to further ease the monetary policy if needed. The Bank of England (“BOE”) that seemed ready to raise rates leading up to Brexit, is now contemplating a cut in interest rates.

Fund Strategy

During the last months of 2015 we shortened the weighted average maturity (“WAM”) of the Funds in anticipation of the Fed’s December move. This preparation for higher rates enabled us to take advantage of the increase in short-term rates that accompanied the increase in the overnight rate. Investors expected that the central bank might raise rates three or four times in 2016, but this view quickly dissipated as the economy slowed in early 2016. In the first months of this year we extended the WAMs of the Funds to benefit from yields available in maturities of six months and longer. The Brexit vote extinguished the notion that the Fed would soon raise rates and the extension positioned the Funds very well as we had locked in attractive yields on investments with longer maturities.

While yields for intermediate and long maturity bonds declined steadily in the first half of 2016—in some cases reaching historic lows—yields of money market securities remain elevated due to uncertainty around the effects that money market reform and bank regulation will have on the short-term markets. In particular, the requirements that the Securities and Exchange Commission (“SEC”) has imposed on prime institutional money market funds to implement floating net asset values per share on a floating basis, and the possibility that such funds may have to impose redemption fees and gates, has diminished demand for many short-term securities that have in the past been purchased by these funds.

Changes to Prime Series

A number of the more onerous of the SEC’s new requirements described above for prime money market funds will go into effect on October 14, 2016. In anticipation of the new regulations becoming effective, the Board of Trustees of the Trust (the “Board”) voted unanimously to convert Prime Series into a government money market fund effective on October 3, 2016 (the “Conversion Date”). At that time, Prime Series will be renamed Government Select Series (“Government Select Series”).

As a government money market fund, Government Select Series: (i) will invest at least 99.5 percent of its assets in U.S. government securities, repurchase agreements that are collateralized fully and/or cash; and (ii) will thus not be subject to the new regulatory requirements relating to floating net asset values, or be required to impose liquidity fees and redemption gates. In advance of the Conversion Date, PFM Asset Management LLC is investing the assets of Prime Series so that any portfolio securities that are not U.S. government securities will either mature or be sold in an orderly manner prior to the Conversion Date.

We look forward to continuing our work as Investment Adviser to the Trust in developing and implementing effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

June 30, 2016

 2    PFM Funds Annual Report | June 30, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statements of net assets of the PFM Funds (comprising, respectively, the Prime Series and Government Series) (the “Funds”) as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting the PFM Funds at June 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 25, 2016

PFM Funds Annual Report | June 30, 2016    3

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Year Ended June 30,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.004	0.001	0.002	0.002	0.003
Total From Operations	0.004	0.001	0.002	0.002	0.003
Less: Distribution
Net Investment Income	(0.004)	(0.001)	(0.002)	(0.002)	(0.003)
Total Distributions	(0.004)	(0.001)	(0.002)	(0.002)	(0.003)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.37%	0.14%	0.15%	0.25%	0.26%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,967,346	$3,517,012	$3,526,173	$3,922,670	$4,261,742
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.20%	0.20%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.14%	0.15%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.24%	0.02%	0.14%	0.24%	0.24%

The accompanying notes are an integral part of these financial statements.

 4     PFM Funds Annual Report | June 30, 2016

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Institutional Class

	Year Ended June 30,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.003	0.001	0.001	0.002	0.002
Total From Operations	0.003	0.001	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Total Distributions	(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.30%	0.07%	0.08%	0.17%	0.18%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,555,873	$1,815,312	$2,052,845	$2,110,672	$1,947,637
Ratio of Expenses to Average Net Assets	0.16%	0.15%	0.16%	0.16%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.18%	0.18%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.28%	0.07%	0.07%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.26%	0.04%	0.07%	0.17%	0.17%

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2016    5

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Colorado Investors Class

					July 14, 2011(1)
					through
	Year Ended June 30,				June 30,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.003	0.001	0.001	0.002	0.002
Total From Operations	0.003	0.001	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Total Distributions	(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.33%	0.10%	0.11%	0.21%	0.22	%(3)
Ratios/Supplemental Data Net Assets, End of Period (000)	$376,919	$453,198	$758,692	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.13%	0.13%	0.12%	0.12%	0.12	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.17%	0.17%	0.15%	0.16%	0.17	%(2)
Ratio of Net Investment Income to Average Net Assets	0.31%	0.10%	0.10%	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.27%	0.06%	0.07%	0.15%	0.20	%(2)

(1)The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.

(2) Annualized.

(3) Not annualized.

The accompanying notes are an integral part of these financial statements.

 6     PFM Funds Annual Report | June 30, 2016

STATEMENT OF NET ASSETS

Prime Series

June 30, 2016

		Face
		Amount	Value
Asset-Backed Commercial Paper (3.1%)
Old Line Funding LLC
0.83%	8/9/16	$75,000,000	$74,932,563
0.66%	9/1/16	75,000,000	74,914,750
Total Asset-Backed Commercial Paper			149,847,313
Certificates of Deposit (58.1%)
Bank of America
0.80%	8/1/16	75,000,000	75,000,000
0.73%	9/1/16	75,000,000	75,000,000
Bank of Montreal (Chicago)
0.40%	7/5/16	75,000,000	75,000,000
0.84%	9/1/16	75,000,000	75,000,000
Bank of Nova Scotia (Houston)
0.78%(1)	7/25/16	50,000,000	50,000,000
0.86%	9/1/16	100,000,000	100,000,000
BNP Paribas (NY)
0.78%	9/1/16	50,000,000	50,000,000
0.88%	9/1/16	100,000,000	100,000,000
Canadian Imperial Bank (NY)
0.80%(1)	8/3/16	75,000,000	75,000,000
Citibank
0.80%	8/8/16	80,000,000	80,000,000
0.63%	8/26/16	70,000,000	70,000,000
Cooperatieve Rabobank U.A.
0.82%	8/16/16	75,000,000	75,000,000
Credit Agricole Corporate & Investment Bank (NY)
0.64%	8/2/16	150,000,000	150,000,000
Credit Suisse (NY)
0.87%(1)	7/29/16	75,000,000	75,000,000
0.95%	8/4/16	50,000,000	50,000,000
0.95%	9/1/16	25,000,000	25,000,000
DNB NOR Bank ASA (NY)
0.69%	8/18/16	75,000,000	75,010,905
0.77%(1)	8/23/16	75,000,000	75,000,000
HSBC Bank USA (NY)
0.81%(1)	8/17/16	100,000,000	100,000,000
Mizuho Corporate Bank (NY)
0.69%	7/15/16	25,000,000	25,000,097
0.69%(1)	8/18/16	25,000,000	25,000,000
0.85%	9/7/16	100,000,000	100,000,000
National Australia Bank (NY)
0.80%	8/1/16	100,000,000	100,000,000
Norinchukin Bank (NY)
0.64%	7/22/16	100,000,000	100,001,164
Skandinaviska Enskilda Banken (NY)
0.81%	8/10/16	100,000,000	100,000,000
0.81%	9/2/16	50,000,000	49,999,979
Societe Generale (NY)
0.58%	7/1/16	150,000,000	150,000,000
Sumitomo Mitsui Bank (NY)
0.85%	8/24/16	100,000,000	100,000,000
0.80%	8/25/16	50,000,000	50,007,556

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2016    7

STATEMENT OF NET ASSETS

Prime Series

June 30, 2016

		Face
		Amount	Value
Svenska Handelsbanken (NY)
0.77%(1)	7/27/16	$100,000,000	$100,000,000
0.84%	9/1/16	50,000,000	50,000,428
Toronto Dominion Bank (NY)
0.85%	9/1/16	75,000,000	75,000,000
UBS AG (CT)
0.83%(1)	8/1/16	100,000,000	100,000,000
0.68%	8/2/16	50,000,000	50,007,497
Wells Fargo Bank
0.82%(1)	8/25/16	100,000,000	100,000,000
0.80%(1)	8/26/16	35,000,000	35,010,147
0.59%	9/1/16	12,000,000	12,005,342
Westpac Banking Corp (NY)
0.81%(1)	9/1/16	75,000,000	75,000,000
Total Certificates of Deposit			2,847,043,115
Commercial Paper (11.2%)
Bank of Tokyo Mitsubishi UFJ LTD
0.86%	8/5/16	100,000,000	99,916,389
0.68%	9/1/16	50,000,000	49,941,444
Exxon Mobil Corp.
0.37%	7/6/16	150,000,000	149,992,292
ING Funding LLC
0.69%	9/12/16	150,000,000	149,790,125
JP Morgan Securities LLC
0.85%(1)	8/26/16	100,000,000	100,000,000
Total Commercial Paper			549,640,250
U.S. Government & Agency Obligations (22.2%)
Federal Home Loan Bank Discount Notes
0.32%	8/12/16	25,000,000	24,990,667
0.33%	8/17/16	50,000,000	49,978,524
0.48%	10/14/16	50,000,000	49,930,437
0.48%	10/18/16	50,000,000	49,927,333
0.49%	11/8/16	20,000,000	19,964,972
Federal Home Loan Bank Notes
0.51%	11/2/16	50,000,000	49,992,269
U.S. Treasury Notes
0.34%	7/15/16	765,915,174	768,093,626
0.51%	8/31/16	25,000,000	25,020,444
0.51%	8/31/16	50,000,000	50,206,218
Total U.S. Government & Agency Obligations			1,088,104,490

The accompanying notes are an integral part of these financial statements.

 8     PFM Funds Annual Report | June 30, 2016

STATEMENT OF NET ASSETS

Prime Series

June 30, 2016

		Face
		Amount	Value
Repurchase Agreements (3.6%)
Goldman Sachs
0.42%	7/1/16	$176,200,000	$176,200,000
(Dated 6/30/16, repurchase price $176,202,056, collateralized by: Fannie Mae securities, 2.464%-5.50%, maturing 7/1/25-12/1/44, market value $103,739,475; and Freddie Mac securities, 2.278%-4.50%, maturing 3/1/23-10/1/44, market value $75,986,622)
Total Repurchase Agreements			176,200,000
Total Investments (98.2%)			4,810,835,168
Other Assets in Excess of Other Liabilities (1.8%)(2)			89,303,242
Net Assets (100.0%)			$4,900,138,410
Net Assets Consist of:
SNAP Fund Class Shares (applicable to 2,967,345,829 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			2,967,345,829
Institutional Class Shares (applicable to 1,555,873,392 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			1,555,873,392
Colorado Investors Class Shares (applicable to 376,919,189 outstanding shares of beneficial interest (unlimited shares authorized; no par value; equivalent to $1.00 per share)			376,919,189

(1) Floating Rate Note. Rate shown is that which was in effect at June 30, 2016.

(2) Includes fees payable to PFM Asset Management LLC of $445,867. There were no fees payable to the Trust’s Independent Trustees at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2016    9

STATEMENT OF OPERATIONS

Prime Series

Year Ended June 30, 2016

Investment Income
Interest Income	$24,117,614
Expenses
Investment Advisory Fees	3,685,089
Administrative Fees	1,111,751
Transfer Agent Fees:
SNAP Fund Class	3,206,492
Institutional Class	1,565,196
Colorado Investors Class	277,035
Audit Fees	33,760
Cash Management Fees:
SNAP Fund Class	17,335
Institutional Class	41,073
Colorado Investors Class	1,731
Custody Fees	83,705
Legal Fees	220,649
Insurance Premiums	94,040
Registration Fees	30,238
Other Expenses	129,505
Total Expenses	10,497,599
Less: Investment Advisory Fee Waivers	(961,586)
Transfer Agent Fee Waivers:
SNAP Fund Class	(3,118,262)
Colorado Investors Class	(81,979)
Expenses Paid Indirectly	(278,104)
Net Expenses	6,057,668
Net Investment Income	18,059,946
Net Realized Gain on Sale of Investments	389,214
Net Increase in Net Assets Resulting from Operations	$18,449,160

The accompanying notes are an integral part of these financial statements.

 10     PFM Funds Annual Report | June 30, 2016

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Year Ended	Year Ended
	June 30,	June 30,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$18,059,946	$6,690,868
Net Realized Gain on Sale of Investments	389,214	178,709
Net Increase in Net Assets	18,449,160	6,869,577
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(11,600,136)	(4,961,690)
Institutional Class Shares	(5,611,973)	(1,426,627)
Colorado Investors Class Shares	(1,237,051)	(481,260)
Total Distributions	(18,449,160)	(6,869,577)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	2,637,145,164	2,465,320,913
Institutional Class Shares	42,632,670,299	33,258,612,387
Colorado Investors Class Shares	1,257,727,799	1,260,110,785
Redeemed:
SNAP Fund Class Shares	(3,198,411,319)	(2,479,443,458)
Institutional Class Shares	(42,897,720,859)	(33,497,572,188)
Colorado Investors Class Shares	(1,335,244,190)	(1,566,085,506)
Distributions Reinvested:
SNAP Fund Class Shares	11,600,136	4,961,690
Institutional Class Shares	5,611,973	1,426,627
Colorado Investors Class Shares	1,237,051	481,260
Net Decrease from Capital Share Transactions	(885,383,946)	(552,187,490)
Total Decrease in Net Assets	(885,383,946)	(552,187,490)
Net Assets
Beginning of Period	5,785,522,356	6,337,709,846
End of Period	$4,900,138,410	$5,785,522,356

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2016    11

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Government Series

	Year Ended June 30,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations
Net Investment Income	0.0014	0.0002	0.0003	0.0004	0.0004
Total From Operations	0.0014	0.0002	0.0003	0.0004	0.0004
Less: Distributions
Net Investment Income	(0.0014)	(0.0002)	(0.0003)	(0.0004)	(0.0004)
Total Distributions	(0.0014)	(0.0002)	(0.0003)	(0.0004)	(0.0004)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	0.14%	0.02%	0.03%	0.04%	0.04%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$141,217	$156,818	$140,441	$185,482	$311,091
Ratio of Expenses to Average Net Assets	0.17%	0.10%	0.11%	0.18%	0.15%
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments	0.21%	0.21%	0.22%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.14%	0.02%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	0.10%	-0.09%	-0.08%	0.01%	-0.02%

The accompanying notes are an integral part of these financial statements.

 12     PFM Funds Annual Report | June 30, 2016

STATEMENT OF NET ASSETS

Government Series

June 30, 2016

		Face
		Amount	Value
U.S. Government & Agency Obligations (92.2%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.39%	9/1/16	$10,000,000	$9,993,326
Federal Farm Credit Bank Notes
0.46%	9/8/16	1,400,000	1,399,971
0.45%(1)	12/19/16	4,000,000	3,999,539
0.46%(1)	2/1/17	7,000,000	6,997,920
0.47%(1)	3/30/17	5,000,000	4,995,480
Federal Home Loan Bank Discount Notes
0.34%	7/6/16	5,000,000	4,999,761
0.38%	9/19/16	5,000,000	4,995,778
0.38%	9/26/16	5,000,000	4,995,408
0.40%	10/5/16	5,000,000	4,994,889
0.49%	11/8/16	5,000,000	4,991,243
Federal Home Loan Bank Notes
0.52%(1)	7/8/16	3,000,000	3,000,000
0.50%	10/28/16	5,000,000	4,999,382
0.53%(1)	11/3/16	3,000,000	3,000,000
Freddie Mac Notes
0.44%(1)	7/21/16	7,000,000	6,999,961
0.45%(1)	4/20/17	2,600,000	2,599,681
0.58%(1)	7/21/17	2,000,000	1,999,783
Freddie Mac Notes (Callable)
0.75%	3/9/17	5,000,000	5,000,000
U.S. Treasury Notes
0.35%	7/15/16	29,614,000	29,698,218
0.59%	8/31/16	1,500,000	1,501,027
0.64%	8/31/16	3,000,000	3,011,698
0.70%	9/30/16	5,000,000	5,003,766
0.67%	9/30/16	11,000,000	11,063,481
Total U.S. Government & Agency Obligations			130,240,312
Repurchase Agreements (10.9%)
Goldman Sachs
0.42%	7/1/16	15,300,000	15,300,000
(Dated 6/30/16, repurchase price $15,300,179, collateralized by Ginnie Mae securities, 3.50%-5.00%, maturing 12/15/36-6/20/46, market value $15,606,182)
Total Repurchase Agreements			15,300,000
Total Investments (103.1%)			145,540,312
Other Liabilities in Excess of Other Assets (-3.1%)(2)			(4,323,614)
Net Assets (100.0%)
Applicable to 141,216,698 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)			$141,216,698

(1)Floating Rate Note. Rate shown is that which was in effect at June 30, 2016.

(2) Includes fees payable to PFM Asset Management LLC of $17,719, subscriptions received in advance of $957,108 and a payable for securities purchased but not yet settled of $4,994,889. There were no fees payable to the Trust’s Independent Trustees at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2016    13

STATEMENT OF OPERATIONS

Government Series

Year Ended June 30, 2016

Investment Income
Interest Income	$542,331
Expenses
Investment Advisory Fees	122,824
Administrative Fees	35,093
Transfer Agent Fees	140,371
Audit Fees	25,150
Cash Management Fees	7,738
Custody Fees	10,655
Legal Fees	6,033
Insurance Premiums	2,882
Registration Fees	15,600
Other Expenses	4,690
Total Expenses	371,036
Less: Investment Advisory Fee Waivers	(21)
Administrative Fee Waivers	(3,255)
Transfer Agent Fee Waivers	(68,607)
Expenses Paid Indirectly	(2,396)
Net Expenses	296,757
Net Investment Income	245,574
Net Realized Gain on Sale of Investments	4,473
Net Increase in Net Assets Resulting from Operations	$250,047

The accompanying notes are an integral part of these financial statements.

 14     PFM Funds Annual Report | June 30, 2016

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Year Ended	Year Ended
	June 30,	June 30,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$245,574	$33,426
Net Realized Gain on Sale of Investments	4,473	794
Net Increase in Net Assets	250,047	34,220
Distributions
Net Investment Income	(245,574)	(33,426)
Net Realized Gain on Sale of Investments	(4,473)	(794)
Total Distributions	(250,047)	(34,220)
Capital Share Transactions (at $1.00 per share)
Issued	1,014,867,728	750,396,845
Redeemed	(1,030,718,612)	(734,054,858)
Distributions Reinvested	250,047	34,220
Net (Decrease) Increase from Capital Share Transactions	(15,600,837)	16,376,207
Total (Decrease) Increase in Net Assets	(15,600,837)	16,376,207
Net Assets
Beginning of Period	156,817,535	140,441,328
End of Period	$141,216,698	$156,817,535

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2016    15

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio). Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). All outstanding shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds follow the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and

 16     PFM Funds Annual Report | June 30, 2016

premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity based on original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate. Expenses specific to a series of the Trust are allocated to the specific series to which they relate. Common expenses of the Trust, such as legal, board and insurance fees, are allocated to the series of the Trust based on the relative net assets of each series when incurred.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Each Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for Prime Series and Government Series are included within each Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by Prime Series at June 30, 2016 is $176,200,000 and they are collateralized by $179,726,097 of non-cash collateral. The total value of repurchase agreements held by Government Series at June 30, 2016 is $15,300,000 and they are collateralized by $15,606,182 of non-cash collateral.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2016, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

PFM Funds Annual Report | June 30, 2016    17

7.	The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	CHANGE IN PRIME SERIES INVESTMENT POLICY AND NAME

Effective October 3, 2016, Prime Series will change certain of its investment policies and operate as a government money market fund. Also, each of Prime Series and Government Series will have a policy of investing at least 99.5% of its assets in cash, U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) and/or repurchase agreements that are collateralized fully. These changes will allow Prime Series and Government Series to continue to seek to maintain a stable net asset value of $1.00 per share after certain new requirements applicable to money market funds and adopted by the Securities and Exchange Commission become effective. In view of Prime Series’ new investment policy, the name of Prime Series will be changed to “Government Select Series,” effective October 3, 2016.

D.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair values of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There were no transfers between levels during the year ended June 30, 2016.

E.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

 18     PFM Funds Annual Report | June 30, 2016

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC (“PFM I”). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction constituted a change in control of PFM and thus resulted in the automatic termination of the previous investment advisory agreements of the Funds (the “Previous Advisory Agreements”) in accordance with their terms. In order for PFM to continue to provide investment advisory services to the Funds after the Transaction, new investment advisory agreements (the “New Advisory Agreements”), having the advisory fees described below, were unanimously approved by the Board, including the separate vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). Except for the fees payable under and the date of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Previous Advisory Agreements. The New Advisory Agreements were approved by shareholders of Prime Series and Government Series, respectively, at a special meeting of shareholders held on June 23, 2014 and became effective on July 1, 2014 following consummation of the Transaction. The investment advisory fees payable by each Fund under the New Advisory Agreements are calculated at the following annual percentage rates of such Fund’s average daily net assets:

Fund Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

PFM provides administration and transfer agency services to the Funds pursuant to an Administration Agreement and a Transfer Agent Agreement with the Trust. Amendments to these agreements were approved by the Board, including the separate vote of a majority of the Independent Trustees, on May 9, 2014 and became effective on July 1, 2014. Effective as of such date, fees for administrative services provided by PFM to each Fund are calculated at the annual rate of 0.02% of the average daily net assets of such Fund, and fees for transfer agency services provided by PFM to each Fund are calculated at the following annual rates of the average daily net assets of the Fund or applicable share class thereof:

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.10%
Prime Series – Institutional Class	0.08%
Prime Series – Colorado Investors Class	0.07%
Government Series	0.08%

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of Prime Series (the “Prime Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Prime Series, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of Prime Series for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Prime Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that

PFM Funds Annual Report | June 30, 2016    19

agreement, Prime Series will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of Prime Series making the payment was in excess of 1.00% per annum for the calendar month preceding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of Prime Series to PFM under its agreements with the Trust, as in effect on the effective date of the Prime Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Prime Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate. Any fees waived prior to November 1, 2013 or waived pursuant to PFM’s agreement relating to the SNAP® Program are not subject to future payment by the Funds to PFM pursuant to the Prime Fee Reduction Agreement.

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of Government Series (the “Government Fee Reduction Agreement”), pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Government Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the calendar month preceding the payment was in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its agreements with the Trust, as in effect on the effective date of the Government Fee Reduction Agreement; and (ii) any fees pursuant subject to the Government Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate.

In conjunction with the Transaction, PFM and the Trust entered into Fee Deferral Agreements on behalf of Prime Series (the “Prime Fee Deferral Agreement”) and Government Series (the “Government Fee Deferral Agreement”) to maintain in effect the fee reduction arrangements under the Prime Fee Reduction Agreement and the Government Fee Reduction Agreement, respectively. The Prime Fee Deferral Agreement and the Government Fee Deferral Agreement are the same in all material respects as the Prime Fee Reduction Agreement and Government Fee Reduction Agreement, respectively. At such time, PFM and the Trust also entered into a fee waiver agreement relating to Prime Series that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement are not recoverable by PFM under the Prime Fee Deferral Agreement. This includes fees waived pursuant to an agreement between PFM and the Treasury Board of the Commonwealth of Virginia which limit PFM’s aggregate investment advisory, administration and transfer agency fees payable by the SNAP Fund Class to an effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net

 20     PFM Funds Annual Report | June 30, 2016

assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis through June 30, 2016.

For the year ended June 30, 2016, PFM waived $961,586 of investment advisory fees payable by Prime Series and $3,118,262 of transfer agent fees payable by the SNAP Fund Class of Prime Series which are not recoverable by PFM pursuant to the Prime Fee Deferral Agreement. The Prime Fee Deferral Agreement was not renewed and expired June 30, 2016.

The chart that follows depicts fees waived by PFM relating to the Institutional and Colorado Investors classes of Prime Series since the inception of the Prime Fee Reduction Agreement. The chart also shows the amounts reimbursed and the amounts deemed unrecoverable under the Prime Fee Reduction Agreement and the Prime Fee Deferral Agreement both during the year ended June 30, 2016 and cumulatively, as well as the amounts which remain recoverable as of June 30, 2016 and the fiscal year in which recoverable unreimbursed amounts expire.

	Institutional Class		Colorado Investors Class
	Transfer Agent Fees		Transfer Agent Fees
		Cumulatively		Cumulatively
	Year Ended	through	Year Ended	through
	June 30,	June 30,	June 30,	June 30,
	2016	2016	2016	2016
Waived fees	$–	$211,172	$81,979	$308,567
Amounts reimbursed	–	–	–	–
Amounts unrecoverable	–	–	–	–
Remaining recoverable		$211,172		$308,567
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2017		$47,931		$122,198
June 30, 2018		163,241		104,390
June 30, 2019		–		81,979
Total		$211,172		$308,567

The chart that follows depicts the fees relating to Government Series waived by PFM since the inception of the Government Fee Reduction Agreement. The chart also shows the amounts reimbursed and the amounts deemed unrecoverable under the Government Fee Reduction Agreement and the Government Fee Deferral Agreement both during the year ended June 30, 2016 and cumulatively, as well as the amounts which remain to be recoverable as of June 30, 2016 and the fiscal year in which recoverable unreimbursed amounts expire.

PFM Funds Annual Report | June 30, 2016    21

	Government Series Investment Advisory,
	Administration & Transfer Agent Fees
	Year Ended	Cumulatively through
	June 30, 2016	June 30, 2016
Waived fees	$71,883	$1,009,922
Amounts reimbursed	–	–
Amounts unrecoverable	(72,924)	(545,181)
Remaining recoverable		$464,741
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2017		$190,136
June 30, 2018		202,722
June 30, 2019		71,883
Total		$464,741

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed 0.25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board. For the year ended June 30, 2016, there were no expenses paid by either of the Covered Funds pursuant to the Distribution Plan.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the year ended June 30, 2016, cash management fees payable by Prime Series were reduced by $278,104 as a result of earnings credits from cash balances maintained with its depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

 22     PFM Funds Annual Report | June 30, 2016

F.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of June 30, 2016 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of June 30, 2016, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as shown below.

S&P	Prime	Government
Rating	Series %	Series %
AA+	4.7%	41.4%
AA-	-	-
A-1+	23.7%	24.0%
A-1	54.1%	-
Exempt*	17.5%	34.6%

* Represents U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the chart to the right of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at June 30, 2016.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities or another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that

PFM Funds Annual Report | June 30, 2016    23

they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy in effect at June 30, 2016 provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). See Note C for changes in the Funds’ investment policies which become effective October 3, 2016.

The Funds’ investments at June 30, 2016 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series %	Government Series %
Fannie Mae	-	6.9%
Federal Farm Credit Banks	-	11.9%
Federal Home Loan Banks	5.1%	24.7%
Freddie Mac	-	11.4%
Goldman Sachs Group*	<5.0%	10.5%
U.S. Treasury	17.5%	34.6%

* This issuer is also counterparty to repurchase agreements entered into by the Prime Series and the Government Series. These repurchase agreements are fully collateralized by obligations of the United States government or its agencies or instrumentalities.

Interest Rate Risk

The Funds’ investment policies in effect at June 30, 2016 seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at June 30, 2016 were 35 and 49 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at June 30, 2016 are as follows:

 24     PFM Funds Annual Report | June 30, 2016

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Asset-Backed Commercial Paper	$149,847,313	52 Days
Cash and Cash Equivalents	75,097,509	1 Day	$1,185,396	1 Day
Certificates of Deposit	2,847,043,115	36 Days	–
Commercial Paper	549,640,250	39 Days	–
U.S. Government Agency:
Discount Notes	194,791,933	87 Days	24,977,079	81 Days
Mortgage–Backed Security Discount Notes	–	–	9,993,327	63 Days
Notes	49,992,269	125 Days	44,991,717	52 Days
U.S. Treasury Notes	843,320,288	19 Days	50,278,189	44 Days
Repurchase Agreements	176,200,000	1 Day	15,300,000	1 Day
Total	$4,885,932,677		$146,725,708

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Annual Report | June 30, 2016    25

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Member.*

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee (1996), Chairman of the Board (2008) Birthyear: 1946 Other directorships: Wakefield School	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; (2)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan Trustee (2008), Chairman of the Governance Committee (2009) Birthyear: 1949 Other directorships: None	Retired, 2015; State Superintendent of Education, State of Michigan, 2005 to 2015; (2)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995 - 2012) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administration & Support Services, Washtenaw Intermediate School District, 1994 to present; (2)

*Joseph W. White resigned as an Independent Trustee effective August 16, 2016.

 26     PFM Funds Annual Report | June 30, 2016

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary, PFM Fund Distributors, Inc., 2001 to present; (2)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; (2)

ADVISORY BOARD MEMBER

Bruce A. Lebsack, CGMA Advisory Board Member (2012) Birthyear: 1953 Other directorships: None	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado, 1981 to present; (2)

PFM Funds Annual Report | June 30, 2016    27

Through September 30, 2016, each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $8,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 retainer. Effective October 1, 2016, the annual retainer each Independent Trustee receives will decrease from $8,000 to $4,000 and the annual retainer paid to the chairman of each committee of the Board will decrease from $1,500 to $1,000. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust. For the year ended June 30, 2016, total fees paid to the Independent Trustees were $66,250.

The Board has established an Audit Committee, which consists solely of Independent Trustees and operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met three times during the year ended June 30, 2016.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the year ended June 30, 2016.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

 28     PFM Funds Annual Report | June 30, 2016

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2016. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

PFM Funds Annual Report | June 30, 2016    29

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended June 30, 2016

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,002.65	$0.40
Institutional Class	$1,000.00	$1,002.28	$0.78
Colorado Investors Class	$1,000.00	$1,002.45	$0.61
Government Series	$1,000.00	$1,001.27	$0.91

Based on Actual Fund Expenses and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.46	$0.41
Institutional Class	$1,000.00	$1,024.09	$0.79
Colorado Investors Class	$1,000.00	$1,024.26	$0.61
Government Series	$1,000.00	$1,023.95	$0.92

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.08%, 0.16% and 0.12% for the Prime Series SNAP Class, Institutional Class and Colorado Investors Class, respectively, and 0.18% for the Government Series multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

 30     PFM Funds Annual Report | June 30, 2016

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held in person on June 21, 2016, the Trust’s Board, including a majority of the Trust’s Independent Trustees, unanimously approved the continuance of the Investment Advisory Agreements between the Trust, on behalf of each of the Funds, and PFM (each an “Investment Advisory Agreement” and, collectively, the “Investment Advisory Agreements”). In making its decisions, the Board considered information furnished throughout the year in connection with regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew each Fund’s Investment Advisory Agreement.

In considering these materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although the Board considered each of the Investment Advisory Agreements at the same Board meeting, information was provided and separately considered by the Board with respect to each of the Funds. In approving the continuance of Investment Advisory Agreements, the Board, including a majority of Independent Trustees, determined that the advisory fee structure for each of the Funds was fair and reasonable and that the continuance of each of the Investment Advisory Agreements was in the best interests of the respective Fund. Although attention was given by the Trustees to all information furnished, and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve continuation of each Fund’s Investment Advisory Agreements, the following discussion notes the primary factors relevant to the Board’s deliberations and determinations.

Nature, Scope and Quality of Services. The Board considered the services provided by PFM to the Funds and their shareholders. In reviewing the nature, scope and quality of services, the Board considered the structure and capabilities of PFM, including technology and operational support, which supports the services provided to the Trust, as well as the experience and qualifications of PFM personnel providing services to the Trust. It also considered PFM’s research and portfolio management capabilities, its strong focus on credit review and analysis, as well as its administrative and compliance infrastructure, including PFM’s ability to provide high quality administrative, transfer agency and other services to the Funds. The Board reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. The Board also reviewed financial information and other information concerning PFM and its services. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Funds were receiving all services required to be provided by PFM under the Investment Advisory Agreements and that such services were of very high quality.

Comparative Fees and Expenses. The Board considered the fees and expenses of each Fund compared to those of similar accounts and funds. It was noted that, for the twelve months ended March 31, 2016, the effective total expense ratios for Government Series and the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime

PFM Funds Annual Report | June 30, 2016    31

Series, after waivers, were 0.155%, 0.078%, 0.156% and 0.122%, respectively, of net assets. The Board also noted that the investment advisory fees of the Funds in the Investment Advisory Agreements are among the lowest charged by PFM to its advisory clients and that the fees and expenses of the Funds and share classes are within the lower range of fees and expense ratios of similar money market funds managed by other investment advisers.

Investment Performance. The Board considered the investment performance of PFM and the Funds and reviewed the performance of the Funds relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. Based on its review, the Board concluded that the performance of each Fund was superior on both a gross and a net basis when compared with the universe of institutional money market funds reported by iMoneyNet for each of 2013, 2014 and 2015 and the first three months of 2016.

Economies of Scale. With regard to economies of scale, the Board noted that economies of scale in the costs of services are realized when a fund’s assets increase significantly. The Investment Advisory Agreements continue to reflect a reduction in advisory fees at higher asset levels, reflecting economies of scale. The Board determined that fee levels in the Investment Advisory Agreements, which remain low by industry standards, appropriately reflect economies realized by PFM.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the costs incurred by PFM and the profits realized by PFM and its affiliates from their relationships with the Trust for the one year periods ended December 31, 2013, December 31, 2014 and December 31, 2015 and for the three month period ended March 31, 2016. The Board reviewed and discussed the information contained therein, including the methodology for allocation of expenses. After reviewing this information, the Board determined that PFM’s profits from its relationship with the Funds are reasonable and that, given the investment performance of the Funds and superior service levels and quality, the profits realized by PFM from its relationship with the Trust and each of the Funds are not excessive. The Board also determined that PFM does not receive any significant indirect benefits from its relationship with the Trust or the Funds and does not receive any “float” benefit in connection with transfers of funds in connection with the purchase or redemption of shares of the Funds.

General Conclusions. The Board determined that the services provided by PFM to the Trust are of high quality and concluded that it was very satisfied with the services provided to the Trust and Funds by PFM and with the fees, expenses and investment performance of the Funds. Based upon the considerations and conclusions set forth above, and other factors deemed relevant, the Board determined that each of the Investment Advisory Agreements was reasonable, fair and that the continuance of each agreement was in the best interests of the applicable Fund and its shareholders.

 32     PFM Funds Annual Report | June 30, 2016

Investment Adviser, Administrator & Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South
Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

1-800-338-3383

4830 • 8/16

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2016, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/16	6/30/15

(a) AUDIT FEES:	$58,910	$56,110

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE

THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e)  (2)  ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f)   NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) THE REGISTRANT’S PRINCIPAL ACCOUNTANT BILLED THE REGISTRANT’S ADVISOR $15,000 DURING THE REGISTRANT’S FISCAL YEAR ENDED JUNE 30, 2015 FOR NON-AUDIT SERVICES RENDERED TO THE REGISTRANT’S ADVISOR. THE REGISTRANT’S AUDIT COMMITTEE APPROVED THE PROVISION OF THESE NON-AUDIT SERVICES TO THE REGISTRANT’S ADVISOR AT A MEETING HELD ON OCTOBER 20, 2014. THERE WERE NO OTHER SUCH FEES BILLED OR SERVICES RENDERED IN THE LAST TWO FISCAL YEARS.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED WHICH WERE NOT PRE-APPROVED BY THE REGISTRANT’S AUDIT COMMITTEE.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED EFFECTIVE FEBRUARY 3, 2014 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/1/2016	.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President .

Date	9/1/2016	.

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer .

Date	9/1/2016	.

* Print the name and title of each signing officer under his or her signature.